Related Party Balances and Transactions - Purchase of raw material or property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 1,247,467	¥ 1,066,832	¥ 1,157,727
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	1,062,521	728,096	876,510
Related party | Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	111,875	90,132	67,350
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 73,071	¥ 248,604	¥ 213,867